SIGNIFICANT ACCOUNTING POLICIES - REVENUE RECOGNITION (Details)	12 Months Ended
Dec. 31, 2022
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical duration of payments due from customers	30 days
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical duration of payments due from customers	40 days